Virtus Asset Trust

Supplement dated April 30, 2018 to the Prospectuses and

Statement of Additional Information (“SAI”) dated April 30, 2018

Important Notice

Availability of Shares

Class T Shares are not currently available for purchase.

Investors should retain this supplement for future reference.

VAT 8622/ClassTNotAvailable (4/2018)